Short Term Loan	12 Months Ended
Dec. 31, 2022
Short Term Loan [Abstract]
SHORT TERM LOAN
NOTE 13:-	SHORT TERM LOAN

a.	Composition:

	December 31,
	2022	2021
	USD in thousands
Short-term loan (1)-(6)	13,417	10,195
Accrued interest	15	-
Current maturities of long-term loan	-	1,084
	13,432	11,279

(1)	Loan received in July 2020, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 5,000 thousand (USD 1,452 thousand), bearing annual interest of 6.25% and repayable in 24 instalments from July 2022. As of December 31, 2022 the remaining principal amount is USD 1,258 thousand.

(2)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 980 thousand (USD 309 thousand), unlinked and bearing annual interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2022 the remaining principal amount is USD 184 thousand.

(3)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 6,000 thousand (USD 1,934 thousand) and repayable in two annual instalments from September 2023, linked and bearing annual interest of Prime (Bank of Israel intrabank plus 1.5%) + 1.95%. As of December 31, 2022 the remaining principal amount is USD 1,705 thousand.

(4)	Loan received in August 2022, by Aginix, with an original principal amount of NIS 500 thousand (USD 151 thousand) and repayable in 12 instalments from September 2022. The loan bearing interest of Prime + 4.85%. As of December 31, 2022 the remaining principal amount is USD 95 thousand.

(5)	On-call loans received by Comsec, in an aggregate principal amount of NIS 34,106 thousand (USD 9,692 thousand). As of December 31, 2022 the remaining principal amount is USD 9,690 thousand.

The Company holds restricted bank deposits in the amount of USD 3,002 thousand, to secure Comsec on-call loans mentioned above.

(6)	Loan received on December 15, 2022 , by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 1,708 thousand (USD 500 thousand), bearing interest of 8.75% and repayable in 1 instalment on February 2023. As of December 31, 2022 the remaining principal amount is USD 485 thousand.

As of December 31, 2022, the Company has unutilized credit facilities in an aggregate of NIS 3,313 (USD 941) thousand.

As of December 31, 2022, the Company is not in compliance with the financial covenants described below therefore the loans are classified to Short-Term Loan.

Financial covenants:

In connection with bank loans whose balance as of December 31, 2022 approximates NIS 337 thousand (USD 95 thousand), the subsidiary, Aginix, has undertaken towards the lending bank to meet the following financial covenants: the subsidiary’s adjusted equity will not be lower than NIS 500 thousand and its ratio to balance sheet will not be lower than 10%.

In connection with bank loans whose balance as of December 31, 2022 approximates NIS 46,929 thousand (USD 13,336 thousand), the subsidiary, Comsec, has undertaken towards the lending bank to meet the following financial covenants: the subsidiary’s customer debt to on-call bank credit will not be lower than 1.2 and the ratio of long-term debt less cash to EBITDA will not be higher than 3.5 at all times.

As of December 31, 2022, the subsidiary, Comsec, is not in compliance with the above financial covenants therefore the loans are classified to Short-Term Loan. In May 2023, after the reported date, the Company received a waiver from the lending bank for its rights to claim the loans amount for immediate repayment for not meeting the covenants as of December 31, 2022 (see also Note 1d).

b.	As for collaterals and charges, see Note 22a below.